Financial results	12 Months Ended
Dec. 31, 2022
Financial results
Financial results

Note 15     Financial results

Amounts in US$ '000	2022	2021	2020
Financial expenses
Interest and amortization of debt issue costs	(36,360)	(44,713)	(48,779)
Borrowings cancellation costs	(5,141)	(6,308)	—
Bank charges and other financial results	(9,546)	(8,012)	(9,909)
Unwinding of long-term liabilities	(6,026)	(5,079)	(5,894)
	(57,073)	(64,112)	(64,582)
Financial income
Interest received	3,180	1,652	3,166
	3,180	1,652	3,166
Foreign exchange gains and losses
Foreign exchange gain (loss), net	19,725	5,049	(2,720)
Realized result on currency risk management contracts	—	—	(9,414)
Unrealized result on currency risk management contracts	—	—	(874)
	19,725	5,049	(13,008)
Total Financial results	(34,168)	(57,411)	(74,424)